Principal accountants' fees and services (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of audit fees and other services [line items]
Auditor's remuneration for comfort letters and attestation services		€ 1.3
Forvis Mazars
Disclosure of audit fees and other services [line items]
Statutory audit of separate and consolidated financial statements	[1]		€ 11.5
Services other than statutory audit	[2]		0.2
Audit-related services	[3],[4]		0.2
Tax			0.0
Other			0.0
Total			€ 12.3
Statutory audit of separate and consolidated financial statements, percentage	[1]		93.00%
Percentage Of Auditor Remuneration For Limited Review of Sustainability Statement	[5]		5.00%
Auditors Remuneration for Limited Review of Sustainability Statement	[5]		€ 0.6
Services other than statutory audit, percentage	[2]		2.00%
Total, percentage			100.00%
PricewaterhouseCoopers
Disclosure of audit fees and other services [line items]
Statutory audit of separate and consolidated financial statements	[1]	18.1	€ 19.7
Services other than statutory audit	[2]	7.3	6.4
Audit-related services	[3],[4]	7.0	6.4
Tax		0.1	0.0
Other		0.2	0.0
Total		€ 26.3	€ 27.1
Statutory audit of separate and consolidated financial statements, percentage	[1]	69.00%	73.00%
Percentage Of Auditor Remuneration For Limited Review of Sustainability Statement	[5]	3.00%	4.00%
Auditors Remuneration for Limited Review of Sustainability Statement	[5]	€ 0.9	€ 1.0
Services other than statutory audit, percentage	[2]	28.00%	23.00%
Total, percentage		100.00%	100.00%
Audit of the financial statements of the parent company and its French subsidiaries		€ 11.8	€ 12.5
Audit-related services charged to the parent company and its French subsidiaries		4.1	3.5
Forvis Mazars
Disclosure of audit fees and other services [line items]
Statutory audit of separate and consolidated financial statements	[1]	11.1
Services other than statutory audit	[2]	0.6
Audit-related services	[3],[4]	0.6
Tax		0.0
Other		0.0
Total		€ 12.3
Statutory audit of separate and consolidated financial statements, percentage	[1]	90.00%
Percentage Of Auditor Remuneration For Limited Review of Sustainability Statement	[5]	5.00%
Auditors Remuneration for Limited Review of Sustainability Statement	[5]	€ 0.6
Services other than statutory audit, percentage	[2]	5.00%
Total, percentage		100.00%
Audit of the financial statements of the parent company and its French subsidiaries		€ 5.3	4.8
Audit-related services charged to the parent company and its French subsidiaries		€ 0.6	€ 0.1

[1]	(a)Includes services provided by the independent auditors of the parent company and French subsidiaries: Forvis Mazars €5.3 million in 2025;
PricewaterhouseCoopers Audit €11.8 million in 2025, €12.5 million in 2024 and Forvis Mazars €4.8 million in 2024.

[2]	(c)Services other than statutory audit provided by Forvis Mazars during 2025 comprised:
- additional procedures to enable reports previously signed by the firm to be incorporated by reference; and
- assurance engagements, agreed-upon procedures and technical consultancy.
Services other than statutory audit provided by PricewaterhouseCoopers during 2025 comprised:
- contractual audits, including on the combined financial statements of the Opella business;
- additional procedures to enable reports previously signed by the firm to be incorporated by reference; and
- assurance engagements, agreed-upon procedures, tax compliance work and technical consultancy.

[3]	(e)Includes €1.3 million for services that can only be provided by the statutory auditors, such as comfort letters, attestation services required by regulation
(which qualify as audit fees under SEC rules).

[4]	(d)Includes services provided by the independent auditors of the parent company and French subsidiaries: Forvis Mazars: €0.6 million in 2025,
PricewaterhouseCoopers Audit €4.1 million in 2025, Forvis Mazars €0.1 million in 2024 and PricewaterhouseCoopers Audit €3.5 million in 2024.

[5]	(b)For SEC purposes, these Services are classified as Other.